General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
General and Administrative Expenses

Note 13 - General and Administrative Expenses

	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Salaries and related expenses	15	-
Professional expenses	283	125
Rent and Maintenance	18	22
Depreciation	1	2
Other expenses	4	1

Total general and administrative expenses	321	150